                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7062

            PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
               (Exact name of registrant as specified in charter)

         206 NORTH JACKSON STREET, SUITE 301 GLENDALE, CALIFORNIA 91206
                    (Address of principal executive offices)

       GEORGE A. HENNING 206 N. JACKSON ST., SUITE 301 GLENDALE, CA 91206
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 818-242-6693

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2003

[PACIFIC ADVISORS FUND INC. LOGO]

SEMI-ANNUAL REPORT
JUNE 30, 2003

GOVERNMENT SECURITIES FUND
INCOME AND EQUITY FUND
BALANCED FUND
GROWTH FUND
MULTI-CAP VALUE FUND
SMALL CAP FUND

PACIFIC ADVISORS
          table of contents

SCHEDULE OF INVESTMENTS........................................................1

STATEMENT OF ASSETS AND LIABILITIES...........................................18

STATEMENT OF OPERATIONS.......................................................20

STATEMENT OF CHANGES IN NET ASSETS............................................22

NOTES TO FINANCIAL STATEMENTS.................................................26

FINANCIAL HIGHLIGHTS..........................................................31

                  PACIFIC ADVISORS GOVERNMENT SECURITIES FUND
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Principal
                                             Amount        Value
----------------------------------------------------------------
US GOVERNMENT SECURITIES - 89.55%
US Treasury Bonds
         US Treasury Bond 6.00% 02/15/26  $ 800,000  $   956,282
         US Treasury Bond 6.25% 08/15/23    880,000    1,077,931
         US Treasury Bond 6.375%
         08/15/27                           900,000    1,127,425
         US Treasury Bond 6.50% 11/15/26    850,000    1,078,338
         US Treasury Bond 6.75% 08/15/26    800,000    1,042,469
         US Treasury Bond 6.875%
         08/15/25                           800,000    1,054,062
         US Treasury Bond 7.125%
         02/15/23                           760,000    1,018,430
         US Treasury Bond 7.50% 11/15/24    700,000      982,734
         US Treasury Bond 7.625%
         11/15/22                           800,000    1,125,313
         US Treasury Bond 7.625%
         02/15/25                           700,000      995,285
         US Treasury Bond 7.875%
         02/15/21                           750,000    1,070,742
         US Treasury Bond 8.00% 11/15/21    700,000    1,014,098
         US Treasury Bond 8.125%
         08/15/19                           770,000    1,113,643
         US Treasury Bond 8.125%
         08/15/21                           750,000    1,096,699
         US Treasury Bond 8.75% 11/15/08    580,000      596,426
----------------------------------------------------------------

                                                      15,349,877
----------------------------------------------------------------

US Treasury Note
         US Treasury Note 3.875%
         07/31/03                           100,000      100,238
----------------------------------------------------------------

US Government Agencies
         Federal Farm Credit Bank 6.125%
         12/29/15                           520,000      617,670
----------------------------------------------------------------
TOTAL US GOVERNMENT SECURITIES
         (Cost: $15,612,758)                          16,067,785
                                                     -----------
                                          Number of
                                             Shares        Value
----------------------------------------------------------------
COMMON STOCK - 4.66%
Utilities - Electric
         Nisource, Inc.                      14,700      279,300
         Pepco Holding, Inc.                 12,500      239,500
----------------------------------------------------------------

                                                         518,800
----------------------------------------------------------------

Utilities - Water
         Philadelphia Suburban
         Corporation                         13,000      316,940
----------------------------------------------------------------
TOTAL COMMON STOCK
         (Cost: $816,201)                                835,740
                                                     -----------
TOTAL INVESTMENT SECURITIES - 94.21%
         (Cost: $16,428,959)                         $16,903,525
                                                     -----------
SHORT-TERM INVESTMENTS - 4.25%
         United Missouri Bank Money
         Market Fund                                     761,954

OTHER ASSETS LESS LIABILITIES - 1.54%                    276,590
                                                     -----------

TOTAL NET ASSETS - 100%                              $17,942,069
----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                    PACIFIC ADVISORS INCOME AND EQUITY FUND
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Principal
                                             Amount         Value
-----------------------------------------------------------------
CORPORATE BONDS - 60.04%
Aerospace & Defense
         McDonnell Douglas 9.75%
         04/01/12                         $  75,000  $    98,537
-----------------------------------------------------------------

Banks - Regional
         Bank of America Corporation
         6.00% 03/15/06                      70,000       76,530
         First Union Corporation 6.824%
         08/01/26                            25,000       31,329
-----------------------------------------------------------------

                                                         107,859
-----------------------------------------------------------------

Communications
         Citizens Utilities Company
         7.45% 01/15/04                      80,000       82,368
-----------------------------------------------------------------

Cosmetic/Personal Care
         Scott Paper Company 10.00%
         03/15/05                            60,000       68,170
-----------------------------------------------------------------

Electrical
         Northwestern Corporation 7.10%
         08/01/05                           125,000      123,125
-----------------------------------------------------------------

Entertainment
         Time Warner, Inc. 8.11%
         08/15/06                           100,000      114,969
-----------------------------------------------------------------

Financial Services
         Associates Corporation N.A.
         8.55% 07/15/09                      80,000      101,611
         Ford Motor Credit Corporation
         7.375% 10/28/09                     50,000       52,416
         General Motors Acceptance
         Corporation 5.75% 11/10/03         120,000      121,654
-----------------------------------------------------------------

                                                         275,681
-----------------------------------------------------------------

Financial Services - Diversified
         General Electric Capital
         Corporation 8.50% 07/24/08          46,000       57,252
         General Electric Capital
         Corporation 8.65% 05/15/09          40,000       50,928
         General Electric Capital
         Corporation 8.875% 05/15/09        125,000      160,632
         Norwest Financial Notes 6.00%
         02/01/04                            85,000       87,301
-----------------------------------------------------------------

                                                         356,113
-----------------------------------------------------------------

Food Retailers
         Safeway, Inc. 9.875% 03/15/07      229,000      278,737
-----------------------------------------------------------------

Heavy Machinery
         Deere & Company 8.95% 06/15/19      55,000       69,996
-----------------------------------------------------------------

Industrial
         Caterpillar, Inc. 9.375%
         08/15/11                            84,000      114,116
         Tyco International Group 4.95%
         08/01/03                            50,000       50,125
-----------------------------------------------------------------

                                                         164,241
-----------------------------------------------------------------

Insurance - Full Line
         Cigna Corporation 8.25%
         01/01/07                            30,000       34,804
         Transamerica Corporation 9.375%
         03/01/08                           100,000      123,778
-----------------------------------------------------------------

                                                         158,582
-----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                    PACIFIC ADVISORS INCOME AND EQUITY FUND

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Principal
                                             Amount         Value
-----------------------------------------------------------------
CORPORATE BONDS CONTINUED

Insurance - Life
         American General Finance
         Corporation 8.125% 08/15/09      $ 191,000  $   237,004
-----------------------------------------------------------------

Insurance - Specialty
         MBIA, Inc. 9.375% 02/15/11          25,000       32,438
-----------------------------------------------------------------

Oil - Integrated Majors
         Enron Oil and Gas 6.50%
         09/15/04                           175,000      184,778
-----------------------------------------------------------------

Retailers - Broadline
         Dayton Hudson Company 10.00%
         01/01/11                           150,000      206,679
         Wal-Mart Stores 8.00% 09/15/06      50,000       58,862
-----------------------------------------------------------------

                                                         265,541
-----------------------------------------------------------------

Telephone Systems
         Ameritech Capital 6.30%
         10/15/04                            40,000       42,352
         Bellsouth Capital Funding
         Corporation 6.04% 11/15/26          85,000       94,728
         GTE Hawaiian Telecom 6.75%
         02/15/05                           110,000      118,218
         SBC Communications 6.59%
         09/29/08                           215,000      248,462
-----------------------------------------------------------------

                                                         503,760
-----------------------------------------------------------------

Utilities - Electric
         Baltimore Gas & Electric 6.125%
         07/01/03                            32,000       32,000
         Niagara Mohawk Power 9.75%
         11/01/05                            20,000       23,334
         Public Service Electric & Gas
         6.75% 03/01/06                      50,000       55,928
         Public Service Oklahoma 6.50%
         06/01/05                            50,000       53,861
         Public Service Oklahoma 7.375%
         12/01/04                            30,000       32,221
-----------------------------------------------------------------

                                                         197,344
-----------------------------------------------------------------
TOTAL CORPORATE BONDS
         (Cost: $3,093,429)                            3,319,243
                                                     -----------
FOREIGN BONDS - 1.35%
Foreign Government
         Ontario Province Canada 7.625%
         06/22/04                            70,000       74,402
-----------------------------------------------------------------
TOTAL FOREIGN BONDS
         (Cost: $72,723)                                  74,402
                                                     -----------

                                          Number of
                                             Shares         Value
-----------------------------------------------------------------
COMMON STOCK - 18.77%
Automobile Parts
         Genuine Parts Company                2,000       64,020
-----------------------------------------------------------------

Banks - Regional
         Willmington Trust Company            1,000       29,350
-----------------------------------------------------------------

Chemicals - Specialty
         International Flavors and
         Fragrances                           1,000       31,930
-----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                    PACIFIC ADVISORS INCOME AND EQUITY FUND

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares         Value
-----------------------------------------------------------------
COMMON STOCK CONTINUED

Diversified Companies
         General Electric                     2,000  $    57,360
-----------------------------------------------------------------

Electric
         Dominion Resources                   1,000       64,270
-----------------------------------------------------------------

Financial Services - Specialty
         Freddie Mac                          1,000       50,770
-----------------------------------------------------------------

Healthcare Provider
         HCA, Inc.                            1,000       32,040
-----------------------------------------------------------------

Industrial Diversified
         Tyco International, Ltd.             2,000       37,960
-----------------------------------------------------------------

Insurance - Property
         American International
         Group, Inc.                          1,000       55,180
         Chubb Corporation                      500       30,000
-----------------------------------------------------------------

                                                          85,180
-----------------------------------------------------------------

Insurance - Specialty
         Caremark RX, Inc.*                   2,000       51,360
-----------------------------------------------------------------

Medical & Biotechnology
         Johnson & Johnson                    3,000      155,100
-----------------------------------------------------------------

Mining - Diversified
         Anglogold, Ltd.                      1,000       31,900
         Freeport McMoran                     1,000       24,500
-----------------------------------------------------------------

                                                          56,400
-----------------------------------------------------------------

Pharmaceuticals
         Pfizer, Inc.                         2,500       85,375
-----------------------------------------------------------------

Pipelines
         El Paso Energy Corporation           1,000        8,080
-----------------------------------------------------------------

Real Estate Investment Trusts
         Hospitality Properties               5,000      156,250
-----------------------------------------------------------------

Utilities
         American Electric Power
         Company, Inc.                        1,000       29,830
         Public Service Enterprise
         Group, Inc.                          1,000       42,250
-----------------------------------------------------------------

                                                          72,080
-----------------------------------------------------------------
TOTAL COMMON STOCK
         (Cost: $1,195,894)                            1,037,525
                                                     -----------
PREFERRED STOCK - 11.46%
Financial Services
         Citigroup Capital VII 7.125%
         07/31/31                             2,000       54,400
-----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                    PACIFIC ADVISORS INCOME AND EQUITY FUND

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares         Value
-----------------------------------------------------------------
PREFERRED STOCK CONTINUED

Insurance - Full Line
         ING Capital Funding Trust II         2,500  $    70,975
-----------------------------------------------------------------

Insurance - Life
         American General Preferred C
         7.875%                               1,000       26,670
         Northwestern Capital Financing       1,000        7,260
         Phoenix Companies, Inc. 7.45%
         01/15/32                             3,500       91,630
         Westpac Capital Trust I 8.00%        3,000       78,390
-----------------------------------------------------------------

                                                         203,950
-----------------------------------------------------------------

Insurance - Property
         Farmers Group Capital II 8.25%       2,000       51,300
-----------------------------------------------------------------

Real Estate Investment Trusts
         Price Legacy Corporation
         Preferred A 8.75%                   15,000      252,750
-----------------------------------------------------------------
TOTAL PREFERRED STOCK
         (Cost: $605,960)                                633,375
                                                     -----------
COMMERCIAL PAPER - 1.01%
Financial Services
         Citigroup Global Markets
         Holdings, Inc.                      56,000       56,019
-----------------------------------------------------------------
TOTAL COMMERCIAL PAPER
         (Cost: $56,000)                                  56,019
                                                     -----------
TOTAL INVESTMENT SECURITIES - 92.63%
         (Cost: $5,024,006)                          $ 5,120,564
                                                     -----------
SHORT-TERM INVESTMENTS - 3.80%
         United Missouri Bank Money
         Market Fund                                     209,985

OTHER ASSETS LESS LIABILITIES - 3.57%                    197,585
                                                     -----------

TOTAL NET ASSETS - 100%                              $ 5,528,134
-----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         PACIFIC ADVISORS BALANCED FUND
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares          Value
------------------------------------------------------------------
COMMON STOCK - 45.00%
Advertising
         Interpublic Group*                  15,000  $    200,700
------------------------------------------------------------------

Banks
         Banco International De
         Exportes*                           45,200       360,244
------------------------------------------------------------------

Biotechnology
         Cambrex Corporation                 20,000       460,400
------------------------------------------------------------------

Chemicals - Specialty
         Cabot Corporation                    4,000       114,800
         Cabot Micro Electronics, Inc.*       2,500       126,175
------------------------------------------------------------------

                                                          240,975
------------------------------------------------------------------

Communications
         Nokia Corporation ADR               10,000       164,300
------------------------------------------------------------------

Containers/Packaging
         Sealed Air Corporation*              5,000       238,300
------------------------------------------------------------------

Diversified Companies
         General Electric                    15,000       430,200
------------------------------------------------------------------

Electric
         Duke Energy Corporation             25,000       498,750
         Sony Corporation*                    5,000       140,000
------------------------------------------------------------------

                                                          638,750
------------------------------------------------------------------

Entertainment
         AT&T - Liberty Media Group
         Class A*                            12,000       138,720
         Viacom, Inc.*                        5,000       218,300
------------------------------------------------------------------

                                                          357,020
------------------------------------------------------------------

Financial Services
         H&R Block                           10,000       432,500
------------------------------------------------------------------

Financial Services - Diversified
         Convergys Corporation*               9,000       144,000
------------------------------------------------------------------

Financial Services - Specialty
         Freddie Mac                          5,000       253,850
------------------------------------------------------------------

Food
         Cadbury Schweppes                    9,000       217,620
         JM Smucker Company                   5,000       199,450
------------------------------------------------------------------

                                                          417,070
------------------------------------------------------------------

Forest Products
         Rayonier, Inc.                       9,000       297,000
------------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         PACIFIC ADVISORS BALANCED FUND

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares          Value
------------------------------------------------------------------
COMMON STOCK CONTINUED

Industrial - Diversified
         Cubic Corporation*                   6,000  $    133,320
         Tyco International, Ltd.            15,000       284,700
------------------------------------------------------------------

                                                          418,020
------------------------------------------------------------------

Industrial & Commercial Services
         GATX Corporation                    10,000       163,500
         Reliance Steel                       8,000       165,600
------------------------------------------------------------------

                                                          329,100
------------------------------------------------------------------

Insurance - Full Line
         Berkshire Hathaway, Inc. -
         Class A*                                 3       217,500
------------------------------------------------------------------

Insurance - Life
         MetLife, Inc.*                       7,500       212,400
------------------------------------------------------------------

Media
         AOL Time Warner                     18,000       289,620
------------------------------------------------------------------

Medical & Biotechnology
         Bristol Myers Squibb Company        15,000       407,250
         Inverness Medical Innovations*      15,000       289,500
         Johnson & Johnson                    5,000       258,500
         Wyeth                                5,000       227,750
------------------------------------------------------------------

                                                        1,183,000
------------------------------------------------------------------

Medical Equipment
         Perkin Elmer                         8,000       110,480
------------------------------------------------------------------

Mining - Diversified
         Rio Tinto PLC                        3,000       229,650
------------------------------------------------------------------

Pharmaceuticals
         Pfizer, Inc.                         6,000       204,900
         Pharmaceutical
         Resources, Inc.*                     5,000       243,300
------------------------------------------------------------------

                                                          243,300
------------------------------------------------------------------

Pipelines
         Williams Companies, Inc.            30,000       237,000
------------------------------------------------------------------

Pollution/Waste Management
         Waste Management*                    6,000       144,540
------------------------------------------------------------------

Publishing
         Moodys Corporation                   5,000       263,550
         R H Donnelley Corporation*           6,000       218,820
         Scholastic Corporation               6,000       178,680
------------------------------------------------------------------

                                                          661,050
------------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         PACIFIC ADVISORS BALANCED FUND

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares          Value
------------------------------------------------------------------
COMMON STOCK CONTINUED

Real Estate
         Catellus Development
         Corporation*                        12,000  $    264,000
------------------------------------------------------------------

Retailers - Specialty
         Michaels Stores, Inc.*               6,000       228,360
------------------------------------------------------------------

Software & Computer Processing Equipment
         Reynolds & Reynolds                  8,000       228,480
------------------------------------------------------------------

Technology
         Lucent Technologies*                20,000        40,600
------------------------------------------------------------------
TOTAL COMMON STOCK
         (Cost: $7,704,548)                             9,877,309
                                                     ------------

                                          Principal
                                             Amount          Value
------------------------------------------------------------------
CORPORATE BONDS - 44.32%
Aerospace & Defense
         McDonnell Douglas 9.75%
         04/01/12                         $ 386,000       507,136
------------------------------------------------------------------

Banks - Regional
         Bank of America Corporation
         6.00% 03/15/06                     100,000       109,328
------------------------------------------------------------------

Financial Services
         Beneficial Corporation 8.40%
         05/15/08                            95,000       114,830
         General Electric Capital 7.875%
         12/01/06                           250,000       292,764
         General Electric Capital 8.125%
         05/15/02                           450,000       570,315
         General Motors Acceptance
         Corporation 5.75% 11/10/03         200,000       202,756
         General Motors Acceptance
         Corporation 8.75% 07/15/05         649,000       697,325
         National Rural Utilities 6.00%
         01/15/04                           179,000       183,552
------------------------------------------------------------------

                                                        2,061,542
------------------------------------------------------------------

Food Retailers
         Albertsons, Inc 6.56% 07/26/27     150,000       166,481
         Safeway, Inc. 9.30% 02/01/07       224,000       267,692
         Safeway, Inc. 9.65% 01/15/04        49,000        50,920
         Safeway, Inc. 9.875% 03/15/07      625,000       760,746
------------------------------------------------------------------

                                                        1,245,839
------------------------------------------------------------------

Industrial
         Tenneco Packaging PTV 8.00%
         04/15/07                            60,000        68,628
         Tyco International Group 4.95%
         08/01/03                           180,000       180,450
------------------------------------------------------------------

                                                          249,078
------------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         PACIFIC ADVISORS BALANCED FUND

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Principal
                                             Amount          Value
------------------------------------------------------------------
CORPORATE BONDS CONTINUED

Insurance - Full Line
         Cigna Corporation 7.40%
         05/15/07                         $ 145,000  $    166,298
         Cigna Corporation 8.25%
         01/01/07                           376,000       436,210
         Transamerica Corporation 9.375%
         03/01/08                           100,000       123,778
------------------------------------------------------------------

                                                          726,286
------------------------------------------------------------------

Media
         Seagrams & Sons 7.00% 04/15/08     310,000       343,194
------------------------------------------------------------------

Medical Equipment
         Mallinckrodt 6.50% 11/15/07        400,000       405,000
------------------------------------------------------------------

Oil - Integrated Majors
         Atlantic Richfield 10.875%
         07/15/05                           289,000       340,920
         Enron Oil & Gas 6.70% 11/15/06     107,000       119,726
         Phillips Petroleum 6.375%
         03/30/09                            65,000        75,734
         Enron Oil & Gas 6.50% 09/15/04     325,000       343,158
------------------------------------------------------------------

                                                          879,538
------------------------------------------------------------------

Semiconductor & Related Products
         Gerber Products 9.00% 10/15/06     110,000       130,996
------------------------------------------------------------------

Telephone Systems
         Ameritech Capital 6.30%
         10/15/04                            85,000        89,998
         NYNEX Capital Fund 8.23%
         10/15/09                           550,000       678,803
         NYNEX Corporation 9.55%
         05/01/10                             8,153         9,978
         Pacific Bell 5.875% 02/15/06        55,000        60,501
         SBC Communications 6.55%
         10/07/08                           265,000       305,802
------------------------------------------------------------------

                                                        1,145,082
------------------------------------------------------------------

Utilities - Electric
         Baltimore Gas & Electric 5.50%
         04/15/04                            77,000        79,572
         Cleveland Electric Illuminating
         9.50% 05/15/05                     143,000       143,863
         Niagara Mohawk Power 8.00%
         06/01/04                            30,000        31,708
         Niagara Mohawk Power 9.75%
         11/01/05                           453,000       528,517
         Northwestern Corporation 7.00%
         08/15/23                           250,000       219,062
         Northwestern Corporation 7.10%
         08/01/05                           305,000       300,425
         Potomac Electric Power 6.50%
         03/15/08                            82,000        93,580
         Public Service Electric & Gas
         6.25% 01/01/07                      84,000        93,595
         Public Service Electric & Gas
         7.375% 03/01/14                    373,000       393,683
         Reliant Energy Mid Atlantic
         9.237% 07/02/17                     49,281        41,105
------------------------------------------------------------------

                                                        1,925,110
------------------------------------------------------------------
TOTAL CORPORATE BONDS
         (Cost: $9,332,021)                             9,728,129
                                                     ------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         PACIFIC ADVISORS BALANCED FUND

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Principal
                                             Amount          Value
------------------------------------------------------------------
US GOVERNMENT SECURITIES - 0.96%
US Government Agencies
         Federal Home Loan Bank 6.75%
         08/10/16                         $ 200,000  $    211,246
------------------------------------------------------------------
TOTAL US GOVERNMENT SECURITIES
         (Cost: $209,285)                                 211,246
                                                     ------------

                                          Number of
                                             Shares          Value
------------------------------------------------------------------
PREFERRED STOCK - 2.30%
Real Estate Investment Trusts
         Price Legacy Corporation
         Preferred A 8.75%                   30,000       505,500
------------------------------------------------------------------
TOTAL PREFERRED STOCK
         (Cost: $420,630)                                 505,500
                                                     ------------
COMMERCIAL PAPER - 2.42%
Financial Services
         Citigroup Global
         Holdings, Inc.                     531,000       531,181
------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
         (Cost: $529,297)                                 531,181
                                                     ------------
TOTAL INVESTMENT SECURITIES - 95.00%
         (Cost: $18,195,780)                         $ 20,853,365
                                                     ------------
SHORT-TERM INVESTMENTS - 2.84%
         United Missouri Bank Money
         Market Fund                                      623,426
------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES - 2.16%                     474,796
                                                     ------------

TOTAL NET ASSETS - 100%                              $ 21,951,587
------------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                          PACIFIC ADVISORS GROWTH FUND
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares        Value
----------------------------------------------------------------
COMMON STOCK - 81.14%
Biotechnology
         Cambrex Corporation                    500  $   11,510
----------------------------------------------------------------

Commercial Services
         Tetra Technologies, Inc.*            1,250      21,413
----------------------------------------------------------------

Communications
         HSBC Holding PLC*                      160       9,458
----------------------------------------------------------------

Computers & Related Equipment
         International Business Machines
         Corporation                            200      16,500
----------------------------------------------------------------

Containers/Packaging
         Pactiv Corporation*                    500       9,855
----------------------------------------------------------------

Diversified Companies
         General Electric                     1,000      28,680
----------------------------------------------------------------

Health Care Provider
         Anthem, Inc.*                          500      38,575
----------------------------------------------------------------

Home Furnishings
         Furniture Brands, Inc.*                500      13,050
----------------------------------------------------------------

Industrial - Diversified
         Tyco International, Ltd.             1,000      18,980
----------------------------------------------------------------

Insurance - Specialty
         Advance PCS*                         1,000      38,230
----------------------------------------------------------------

Medical & Biotechnology
         Amgen, Inc.*                           250      16,745
         Johnson & Johnson                      800      41,360
         McKesson Corporation
         HBOC, Inc.                             500      17,870
         Quest Diagnostics, Inc.*               300      19,140
----------------------------------------------------------------

                                                         95,115
----------------------------------------------------------------

Medical Equipment, Devices & Supplies
         Becton, Dickinson and Company          500      19,425
         St. Jude Medical, Inc.*              1,000      57,500
         Zimmer Holdings, Inc.*                 500      22,525
----------------------------------------------------------------

                                                         99,450
----------------------------------------------------------------

Media
         Cox Communications*                  1,000      31,900
----------------------------------------------------------------

Mining - Diversified
         Anglogold, Ltd.                      1,000      31,900
----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                          PACIFIC ADVISORS GROWTH FUND

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares        Value
----------------------------------------------------------------
COMMON STOCK CONTINUED

Oil - Integrated Majors
         Apache Corporation                     500  $   32,530
         Exxon Mobil Corporation                400      14,364
----------------------------------------------------------------

                                                         46,894
----------------------------------------------------------------

Pharmaceuticals
         Pfizer, Inc.                         1,200      40,980
----------------------------------------------------------------

Restaurants
         AppleBee's International               750      23,572
----------------------------------------------------------------

Retailers - Specialty
         Linens 'n Things, Inc.*              1,000      23,610
----------------------------------------------------------------

Software & Computer Processing Equipment
         Oracle Corporation*                    800       9,616
         Siebel Systems, Inc.*                  500       4,770
----------------------------------------------------------------

                                                         14,386
----------------------------------------------------------------
TOTAL COMMON STOCK
         (Cost: $661,806)                               614,058
                                                     ----------
TOTAL INVESTMENT SECURITIES - 81.14%
         (Cost: $661,806)                            $  614,058
                                                     ----------
SHORT-TERM INVESTMENTS - 20.12%
         United Missouri Bank Money
         Market Fund                                    152,261

OTHER ASSETS LESS LIABILITIES - (1.26%)                  (9,555)
                                                     ----------

TOTAL NET ASSETS - 100%                              $  756,764
----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                     PACIFIC ADVISORS MULTI-CAP VALUE FUND
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares         Value
-----------------------------------------------------------------
COMMON STOCK - 90.51%
Banks - Regional
         Bay View Capital Corporation*        5,000  $    28,900
         FleetBoston Financial
         Corporation                          2,500       74,275
-----------------------------------------------------------------

                                                         103,175
-----------------------------------------------------------------

Building Materials
         Home Depot, Inc.                     2,000       66,240
-----------------------------------------------------------------

Communications
         AT&T Corporation                       900       17,325
         Comcast Corporation*                 1,455       43,912
-----------------------------------------------------------------

                                                          61,237
-----------------------------------------------------------------

Computers & Related Equipment
         Cisco Systems, Inc.*                 5,000       82,950
         EMC Corporation*                    10,000      104,700
         Unisys Corporation*                  5,000       61,400
-----------------------------------------------------------------

                                                         249,050
-----------------------------------------------------------------

Consumer Services
         Cendant Corporation*                 5,000       91,600
-----------------------------------------------------------------

Electrical Components & Equipment
         Arrow Electronics, Inc.*             4,000       60,960
         Calpine Corporation*                10,000       66,000
         Qualcomm, Inc.                       1,500       53,625
-----------------------------------------------------------------

                                                         180,585
-----------------------------------------------------------------

Entertainment
         Vivendi Universal*                   5,000       92,200
-----------------------------------------------------------------

Financial Services
         Nationwide Financial
         Services, Inc.                       1,000       32,500
-----------------------------------------------------------------

Investment Companies
         Goldman Sachs Group, Inc.            1,000       83,750
-----------------------------------------------------------------

Media
         AOL Time Warner                      5,000       80,450
-----------------------------------------------------------------

Medical & Biotechnology
         Bristol Myers Squibb Company         3,000       81,450
         Serlogicals Corporation*             5,000       68,150
         Watson Pharmaceutical*               1,500       60,555
-----------------------------------------------------------------

                                                         210,155
-----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                     PACIFIC ADVISORS MULTI-CAP VALUE FUND

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares         Value
-----------------------------------------------------------------
COMMON STOCK CONTINUED

Pharmaceuticals
         Pfizer, Inc.                         2,000  $    68,300
         Schering-Plough Corporation          2,400       44,640
-----------------------------------------------------------------

                                                         112,940
-----------------------------------------------------------------

Retailers - Broadline
         Duane Reade, Inc.*                   2,000       29,500
         Pier 1 Imports, Inc.                 3,000       61,200
         Target Corporation                   2,000       75,680
-----------------------------------------------------------------

                                                         166,380
-----------------------------------------------------------------

Retailers - Drug Based
         Sola International, Inc.*            5,000       87,000
-----------------------------------------------------------------

Retailers - Specialty
         Gap, Inc.                            5,000       93,800
         Radio Shack*                         2,500       65,775
-----------------------------------------------------------------

                                                         159,575
-----------------------------------------------------------------

Semiconductor & Related
         Intel Corporation                    3,000       62,352
-----------------------------------------------------------------

Technology
         Lucent Technologies*                50,000      101,500
-----------------------------------------------------------------

Telephone Systems
         AT&T Wireless Services, Inc.*       10,000       82,100
         SBC Communications                   2,000       51,100
-----------------------------------------------------------------

                                                         133,200
-----------------------------------------------------------------
TOTAL COMMON STOCK
         (Cost: $1,787,767)                            2,073,889
                                                     -----------
TOTAL INVESTMENT SECURITIES - 90.51%
         (Cost: $1,787,767)                          $ 2,073,889
                                                     -----------
SHORT-TERM INVESTMENTS - 8.41%
         United Missouri Bank Money
         Market Fund                                     192,676

OTHER ASSETS LESS LIABILITIES - 1.08%                     24,642
                                                     -----------

TOTAL NET ASSETS - 100%                              $ 2,291,207
-----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                        PACIFIC ADVISORS SMALL CAP FUND
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares         Value
-----------------------------------------------------------------
COMMON STOCK - 105.94%
Apparel
         Ashworth, Inc.*                     34,000  $   241,060
-----------------------------------------------------------------

Auto Parts
         Keystone Automotive
         Industries, Inc.*                    8,000      146,080
-----------------------------------------------------------------

Banks - Regional
         East West Bancorp, Inc.              6,000      216,840
         Nara Bank National Association      10,000      190,000
-----------------------------------------------------------------

                                                         406,840
-----------------------------------------------------------------

Building Materials
         Elcor Corporation                   10,000      225,000
-----------------------------------------------------------------

Commercial Services
         Team, Inc.*                         10,000       80,000
-----------------------------------------------------------------

Communications
         Bell Microproducts, Inc.*           28,000      119,560
         Clearone Communications, Inc.*      15,000       33,000
-----------------------------------------------------------------

                                                         152,560
-----------------------------------------------------------------

Computers & Related Equipment
         Intervoice, Inc.*                  130,000      642,200
         Tyler Technologies*                 40,000      170,000
-----------------------------------------------------------------

                                                         812,200
-----------------------------------------------------------------

Construction - Building
         Modtech Holding, Inc.*              10,000       91,900
-----------------------------------------------------------------

Consumer Services
         Service Corporation
         International*                      15,000       58,050
-----------------------------------------------------------------

Containers/Packaging
         Mobile Mini, Inc.*                  20,000      326,600
-----------------------------------------------------------------

Financial Services
         First Cash Financial
         Services, Inc.*                     17,000      241,570
-----------------------------------------------------------------

Food
         Monterey Pasta Company*             25,000      123,750
-----------------------------------------------------------------

Footwear
         Genesco, Inc.*                      12,000      212,400
-----------------------------------------------------------------

Gas - Integrated
         Denbury Resources, Inc.*            11,000      147,730
-----------------------------------------------------------------

Golfing Equipment
         Callaway Golf Company               10,000      132,200
-----------------------------------------------------------------

Healthcare Provider
         America Service Group*              22,000      393,800
         United American Health Care*        50,000       92,500
-----------------------------------------------------------------

                                                         486,300
-----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                        PACIFIC ADVISORS SMALL CAP FUND

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                          Number of
                                             Shares         Value
-----------------------------------------------------------------
COMMON STOCK CONTINUED

Home Furnishings
         Haverty Furniture                   14,000  $   245,000
-----------------------------------------------------------------

Insurance - Full Line
         Gainsco, Inc.*                      20,000        5,600
-----------------------------------------------------------------

Insurance - Specialty
         Warrantech Corporation*             30,000       36,000
-----------------------------------------------------------------

Oil - Integrated Majors
         Chesapeake Energy Corporation       12,000      121,200
         Remington Oil & Gas
         Corporation*                        10,000      183,800
-----------------------------------------------------------------

                                                         305,000
-----------------------------------------------------------------

Oilfield Equipment & Services
         Carbo Ceramics, Inc.                 6,000      223,500
         Seitel, Inc.*                       25,000        5,500
-----------------------------------------------------------------

                                                         229,000
-----------------------------------------------------------------

Railroads
         Railamerica, Inc.*                  70,000      591,500
-----------------------------------------------------------------

Retail - Auto Sales/Parts
         Sonic Automotive, Inc.*             23,000      503,930
-----------------------------------------------------------------

Retail - Mail Order Direct
         Summit America
         Television, Inc.*                   25,000       72,250
-----------------------------------------------------------------

Semiconductor & Related
         Camtek Limited*                     85,000       80,750
-----------------------------------------------------------------

Software & Processing
         Carreker Corporation*               43,000      196,940
-----------------------------------------------------------------

Toys/Games
         Racing Champions                     8,000      136,080
-----------------------------------------------------------------

Transportation
         SCS Transportation*                  5,000       63,150
         US Xpress Enterprises*               8,200       87,412
-----------------------------------------------------------------

                                                         150,562
-----------------------------------------------------------------

Technology
         MKS Instruments, Inc.*               4,000       72,280
-----------------------------------------------------------------
TOTAL COMMON STOCK
         (Cost: $5,847,224)                            6,509,132
                                                     -----------
TOTAL INVESTMENT SECURITIES - 105.94%
         (Cost: $5,847,224)                          $ 6,509,132
                                                     -----------

OTHER ASSETS LESS LIABILITIES - (5.94%)                 (365,124)
                                                     -----------

TOTAL NET ASSETS - 100%                              $ 6,144,008
-----------------------------------------------------------------

* Non-income producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

                           PACIFIC ADVISORS FUND INC.
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                                                             INCOME
                                                           GOVERNMENT           AND
                                                           SECURITIES        EQUITY
                                                                 FUND          FUND
                                                         ------------  ------------
ASSETS
         Investment Securities
             At cost                                     $16,428,959   $ 5,024,006
                                                         ===========   ===========
             At market value                             $16,903,525   $ 5,120,564
             Short-term investments, at cost, which is
                  equal to market                            761,954       209,985
         Accrued income receivable                           247,409        70,413
         Receivable from investment manager (Note 3)             858           964
         Receivable for investments sold                           -        71,596
         Receivable for capital shares sold                  119,195        68,679
         Other assets                                              2             -
                                                         -----------   -----------
         Total assets                                     18,032,943     5,542,201
                                                         -----------   -----------
LIABILITIES
         Bank Overdraft                                            -             -
         Payable for investments purchased                         -             -
         Payable for fund shares redeemed                     73,897         9,362
         Accounts payable                                     17,308         5,679
         Accounts payable to related parties (Note 3)           (331)         (974)
         Payable to Investment Manager (Note 3)                    -             -
                                                         -----------   -----------
         Total liabilities                                    90,874        14,067
                                                         -----------   -----------
    NET ASSETS                                           $17,942,069   $ 5,528,134
                                                         -----------   -----------
SUMMARY OF SHAREHOLDERS' EQUITY
         Paid in capital                                  17,421,654     5,553,737
         Accumulated undistributed net investment
             income                                           (2,316)        1,627
         Accumulated undistributed net realized gain
             (losses) on security transaction                 48,166      (123,788)
         Net unrealized appreciation (depreciation) of
             investments                                     474,565        96,558
                                                         -----------   -----------
         Net assets at June 30, 2003                     $17,942,069   $ 5,528,134
                                                         -----------   -----------
CLASS A:
         Net assets                                      $ 3,671,023   $ 1,979,755
                                                         ===========   ===========
         Shares authorized                                50,000,000    50,000,000
         Shares outstanding                                  352,926       195,865
         Net asset value and redemption price per share  $     10.40   $     10.11
                                                         ===========   ===========
         Maximum offering price per share                $     10.92   $     10.61
         Sales load                                             4.75%         4.75%
CLASS C:
         Net assets                                      $14,271,046   $ 3,548,379
                                                         ===========   ===========
         Shares authorized                                50,000,000    50,000,000
         Shares outstanding                                1,409,129       362,269
         Net asset value and redemption price per share  $     10.13   $      9.79
                                                         ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                                        MULTI-CAP         SMALL
                                                             BALANCED        GROWTH         VALUE           CAP
                                                                 FUND          FUND          FUND          FUND
                                                         ------------  ------------  ------------  ------------
ASSETS
         Investment Securities
             At cost                                     $18,195,780   $   661,806   $ 1,787,767   $ 5,847,224
                                                         ===========   ===========   ===========   ===========
             At market value                             $20,853,364   $   614,057   $ 2,073,889   $ 6,509,132
             Short-term investments, at cost, which is
                  equal to market                            623,426       152,261       192,676             -
         Accrued income receivable                           203,093           592         1,223         1,017
         Receivable from investment manager (Note 3)               -         3,113         5,195             -
         Receivable for investments sold                     135,972             -             -       107,662
         Receivable for capital shares sold                  167,357           355        21,125         1,304
         Other assets                                              -             -             -             -
                                                         -----------   -----------   -----------   -----------
         Total assets                                     21,983,212       770,378     2,294,108     6,619,115
                                                         -----------   -----------   -----------   -----------
LIABILITIES
         Bank Overdraft                                            -             -             -       322,755
         Payable for investments purchased                         -        10,014             -        26,320
         Payable for fund shares redeemed                          -         1,000             -       128,475
         Accounts payable                                      9,954         1,443         2,353        (4,675)
         Accounts payable to related parties (Note 3)          8,296         1,157           548        (1,501)
         Payable to Investment Manager (Note 3)               13,375             -             -         3,733
                                                         -----------   -----------   -----------   -----------
         Total liabilities                                    31,625        13,614         2,901       475,107
                                                         -----------   -----------   -----------   -----------
    NET ASSETS                                           $21,951,587   $   756,764   $ 2,291,207   $ 6,144,008
                                                         -----------   -----------   -----------   -----------
SUMMARY OF SHAREHOLDERS' EQUITY
         Paid in capital                                  18,924,015     1,570,293     2,164,145     7,064,182
         Accumulated undistributed net investment
             income                                           48,837       (56,439)      (45,001)   (2,042,730)
         Accumulated undistributed net realized gain
             (losses) on security transaction                321,150      (709,342)     (114,058)      460,648
         Net unrealized appreciation (depreciation) of
             investments                                   2,657,585       (47,748)      286,121       661,908
                                                         -----------   -----------   -----------   -----------
         Net assets at June 30, 2003                     $21,951,587   $   756,764   $ 2,291,207   $ 6,144,008
                                                         -----------   -----------   -----------   -----------
CLASS A:
         Net assets                                      $ 4,280,547   $   560,036   $   675,472   $ 5,525,850
                                                         ===========   ===========   ===========   ===========
         Shares authorized                                50,000,000    50,000,000    50,000,000    50,000,000
         Shares outstanding                                  288,211        90,824        69,696       438,493
         Net asset value and redemption price per share  $     14.85   $      6.17   $      9.69   $     12.60
                                                         ===========   ===========   ===========   ===========
         Maximum offering price per share                $     15.76   $      6.55   $     10.28   $     13.37
         Sales load                                             5.75%         5.75%         5.75%         5.75%
CLASS C:
         Net assets                                      $17,671,039   $   196,728   $ 1,615,735   $   618,158
                                                         ===========   ===========   ===========   ===========
         Shares authorized                                50,000,000    50,000,000    50,000,000    50,000,000
         Shares outstanding                                1,221,753        33,248       167,991        52,628
         Net asset value and redemption price per share  $     14.46   $      5.92   $      9.62   $     11.75
                                                         ===========   ===========   ===========   ===========

                           PACIFIC ADVISORS FUND INC.
                      STATEMENT OF OPERATIONS (UNAUDITED)
                       For the period ended June 30, 2003
--------------------------------------------------------------------------------

                                            INCOME
                            GOVERNMENT         AND
                            SECURITIES      EQUITY
                                  FUND        FUND
                           -----------  ----------
INVESTMENT INCOME
    Dividends              $   19,712   $  42,212
    Interest                  315,584      99,949
                           ----------   ---------
         Total Income         335,296     142,161
                           ----------   ---------

EXPENSES
    Investment Management
       Fees                    52,584      20,185
    Transfer Agent Fees        18,639      14,764
    Fund Accounting Fees       34,707      12,336
    Legal Fees                 10,665       4,527
    Audit Fees                 11,091       4,418
    Registration Fees           7,072       3,589
    Printing                    2,960       1,935
    Custody Fees                5,437       4,287
    Director
       Fees/Meetings            1,440         538
    Distribution Fees
       (Note 3)                64,640      19,449
    Other Expense               1,957       4,384
                           ----------   ---------
         Total Expenses,
            before
           reimbursements     211,192      90,412
    Less fees waived and
       expenses
       reimbursed
       (Note 3)                32,361      27,751
                           ----------   ---------
         Net Expenses         178,831      62,661
                           ----------   ---------
NET INVESTMENT INCOME
    (LOSS)                    156,465      79,500
                           ----------   ---------
NET REALIZED AND
    UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
    Net Realized gain
       (loss) on
       investments             46,946      40,534

    Net Unrealized
       appreciation
       (depreciation) of
       investments            274,198      81,157
                           ----------   ---------
                              321,144     121,691
                           ----------   ---------

NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS             $  477,609   $ 201,191
                           ----------   ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                   MULTI-CAP         SMALL
                            BALANCED      GROWTH       VALUE           CAP
                                FUND        FUND        FUND          FUND
                           ---------  ----------  ----------  ------------
INVESTMENT INCOME
    Dividends              $ 75,792   $   2,785   $   4,681   $     9,695
    Interest                307,786         178         295             5
                           --------   ---------   ---------   -----------
         Total Income       383,578       2,963       4,976         9,700
                           --------   ---------   ---------   -----------

EXPENSES
    Investment Management
       Fees                  72,090       2,557       9,589        19,088
    Transfer Agent Fees      33,429      12,687      15,001        22,624
    Fund Accounting Fees     52,166       7,950       8,828        17,014
    Legal Fees               19,440         473       1,569         6,872
    Audit Fees               17,615         631       1,721         1,869
    Registration Fees        17,724          51         476        11,426
    Printing                 16,879         505       1,534        10,006
    Custody Fees              5,767       3,474       3,447         8,227
    Director
       Fees/Meetings          2,897          49         191           810
    Distribution Fees
       (Note 3)              81,215       1,546       7,498         8,274
    Other Expense             2,826       1,269       1,449           978
                           --------   ---------   ---------   -----------
         Total Expenses,
            before
           reimbursements   322,049      31,191      51,303       107,188
    Less fees waived and
       expenses
       reimbursed
       (Note 3)                   -      21,745      22,296             -
                           --------   ---------   ---------   -----------
         Net Expenses       322,049       9,446      29,007       107,188
                           --------   ---------   ---------   -----------
NET INVESTMENT INCOME
    (LOSS)                   61,529      (6,483)    (24,031)      (97,488)
                           --------   ---------   ---------   -----------
NET REALIZED AND
    UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
    Net Realized gain
       (loss) on
       investments          390,369       8,318           -       293,765

    Net Unrealized
       appreciation
       (depreciation) of
       investments         1,135,642     79,211     423,689       938,383
                           --------   ---------   ---------   -----------
                           1,526,011     87,529     423,689     1,232,148
                           --------   ---------   ---------   -----------

NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS             $1,587,540 $  81,046   $ 399,658   $ 1,134,660
                           --------   ---------   ---------   -----------

                           PACIFIC ADVISORS FUND INC.
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                               GOVERNMENT SECURITIES FUND
                           ----------------------------------
                             Period ended          Year ended
                            June 30, 2003   December 31, 2002
                           --------------  ------------------
INCREASE (DECREASE) IN
    NET ASSETS
    FROM OPERATIONS
    Net investment income
       (loss)              $     156,465     $     246,914
    Net realized gain
       (loss) on
       investments                46,946            20,145
    Change in net
       unrealized
       appreciation
       (depreciation) of
       investments               274,198            39,088
                           -------------     -------------
    Increase (decrease)
       in net assets
       resulting from
       operations                477,609           306,147
                           -------------     -------------
    FROM DISTRIBUTIONS TO
       SHAREHOLDERS
    Class A:
         Net investment
            income               (43,076)         (102,475)
         Net capital
            gains                      -            (5,601)

    Class C:
         Net investment
            income              (126,872)         (132,819)
         Net capital
            gains                      -           (14,669)
                           -------------     -------------

    Decrease in net
       assets resulting
       from distributions       (169,948)         (255,564)
                           -------------     -------------

    FROM CAPITAL SHARE
       TRANSACTIONS
       (NOTE 5)
    Proceeds from shares
       sold                    3,393,725         7,573,729
    Proceeds from shares
       purchased by
       reinvestment of
       dividends                 157,274           212,774
    Cost of shares
       repurchased              (899,583)       (3,513,492)
                           -------------     -------------
    Increase (decrease)
       in net assets
       derived from
       capital share
       transactions            2,651,416         4,273,011
                           -------------     -------------

    INCREASE (DECREASE)
       IN NET ASSETS           2,959,077         4,323,594

NET ASSETS
    Beginning of period       14,982,992        10,659,398
                           -------------     -------------
    End of period          $  17,942,069     $  14,982,992
                           -------------     -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                 INCOME AND EQUITY FUND                  BALANCED FUND
                           ----------------------------------  ----------------------------------
                             Period ended          Year ended    Period ended          Year ended
                            June 30, 2003   December 31, 2002   June 30, 2003   December 31, 2002
                           --------------  ------------------  --------------  ------------------
INCREASE (DECREASE) IN
    NET ASSETS
    FROM OPERATIONS
    Net investment income
       (loss)              $      79,500     $     145,083     $      61,529     $      (1,817)
    Net realized gain
       (loss) on
       investments                40,534           (92,116)          390,369            28,521
    Change in net
       unrealized
       appreciation
       (depreciation) of
       investments                81,157           (88,820)        1,135,642          (716,764)
                           -------------     -------------     -------------     -------------
    Increase (decrease)
       in net assets
       resulting from
       operations                201,191           (35,853)        1,587,540          (690,060)
                           -------------     -------------     -------------     -------------
    FROM DISTRIBUTIONS TO
       SHAREHOLDERS
    Class A:
         Net investment
            income               (36,997)          (67,712)                -              (289)
         Net capital
            gains                      -                 -                 -                 -

    Class C:
         Net investment
            income               (54,665)          (66,254)                -            (1,031)
         Net capital
            gains                      -                 -                 -                 -
                           -------------     -------------     -------------     -------------

    Decrease in net
       assets resulting
       from distributions        (91,662)         (133,966)                -            (1,320)
                           -------------     -------------     -------------     -------------

    FROM CAPITAL SHARE
       TRANSACTIONS
       (NOTE 5)
    Proceeds from shares
       sold                      341,103         2,399,131         3,156,216         8,404,741
    Proceeds from shares
       purchased by
       reinvestment of
       dividends                  84,053           113,190                 -             1,320
    Cost of shares
       repurchased              (407,182)       (1,014,874)         (804,200)       (2,119,375)
                           -------------     -------------     -------------     -------------
    Increase (decrease)
       in net assets
       derived from
       capital share
       transactions               17,974         1,497,447         2,352,016         6,286,686
                           -------------     -------------     -------------     -------------

    INCREASE (DECREASE)
       IN NET ASSETS             127,503         1,327,628         3,939,556         5,595,306

NET ASSETS
    Beginning of period        5,400,631         4,073,003        18,012,031        12,416,725
                           -------------     -------------     -------------     -------------
    End of period          $   5,528,134     $   5,400,631     $  21,951,587     $  18,012,031
                           -------------     -------------     -------------     -------------

                           PACIFIC ADVISORS FUND INC.
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     GROWTH FUND
                                          ----------------------------------
                                            Period ended          Year ended
                                           June 30, 2003   December 31, 2002
                                          --------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
    Net investment income (loss)          $      (6,483)    $     (18,437)
    Net realized gain (loss) on
       investments                                8,318           (71,062)
    Change in net unrealized
       appreciation (depreciation) of
       investments                               79,211          (116,699)
                                          -------------     -------------
    Increase (decrease) in net assets
       resulting from operations                 81,046          (206,198)
                                          -------------     -------------
    FROM DISTRIBUTIONS TO SHAREHOLDERS
    Class A:
         Net investment income                        -                 -
         Net capital gains                            -                 -

    Class C:
         Net investment income                        -                 -
         Net capital gains                            -                 -
                                          -------------     -------------

    Decrease in net assets resulting
       from distributions                             -                 -
                                          -------------     -------------

    FROM CAPITAL SHARE TRANSACTIONS
       (NOTE 5)
    Proceeds from shares sold                    55,469           122,458
    Proceeds from shares purchased by
       reinvestment of dividends                      -                 -
    Cost of shares repurchased                  (33,670)         (289,881)
                                          -------------     -------------
    Increase (decrease) in net assets
       derived from capital share
       transactions                              21,799          (167,423)
                                          -------------     -------------

    INCREASE (DECREASE) IN NET ASSETS           102,845          (373,621)

NET ASSETS
    Beginning of period                         653,919         1,027,540
                                          -------------     -------------
    End of period                         $     756,764     $     653,919
                                          -------------     -------------

(c)  Commencement of Operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                 MULTI-CAP VALUE FUND                   SMALL CAP FUND
                                          ----------------------------------  ----------------------------------
                                                           April 1, 2002 (c)
                                            Period ended                  to    Period ended          Year ended
                                           June 30, 2003   December 31, 2002   June 30, 2003   December 31, 2002
                                          --------------  ------------------  --------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
    Net investment income (loss)          $     (24,031)    $     (20,970)    $     (97,488)    $    (295,608)
    Net realized gain (loss) on
       investments                                    -          (114,058)          293,765              (712)
    Change in net unrealized
       appreciation (depreciation) of
       investments                              423,689          (137,567)          938,383        (2,490,446)
                                          -------------     -------------     -------------     -------------
    Increase (decrease) in net assets
       resulting from operations                399,658          (272,595)        1,134,660        (2,786,766)
                                          -------------     -------------     -------------     -------------
    FROM DISTRIBUTIONS TO SHAREHOLDERS
    Class A:
         Net investment income                        -                 -                 -                 -
         Net capital gains                            -                 -                 -            (2,964)

    Class C:
         Net investment income                        -                 -                 -                 -
         Net capital gains                            -                 -                 -              (359)
                                          -------------     -------------     -------------     -------------

    Decrease in net assets resulting
       from distributions                             -                 -                 -            (3,323)
                                          -------------     -------------     -------------     -------------

    FROM CAPITAL SHARE TRANSACTIONS
       (NOTE 5)
    Proceeds from shares sold                   225,820         2,141,908           187,381         1,054,134
    Proceeds from shares purchased by
       reinvestment of dividends                      -                 -                 -             3,323
    Cost of shares repurchased                  (83,963)         (119,621)         (484,647)       (1,561,561)
                                          -------------     -------------     -------------     -------------
    Increase (decrease) in net assets
       derived from capital share
       transactions                             141,857         2,022,287          (297,266)         (504,104)
                                          -------------     -------------     -------------     -------------

    INCREASE (DECREASE) IN NET ASSETS           541,515         1,749,692           837,394        (3,294,193)

NET ASSETS
    Beginning of period                       1,749,692                 -         5,306,614         8,600,807
                                          -------------     -------------     -------------     -------------
    End of period                         $   2,291,207     $   1,749,692     $   6,144,008     $   5,306,614
                                          -------------     -------------     -------------     -------------

(c)  Commencement of Operations

                           PACIFIC ADVISORS FUND INC.
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

        Pacific Advisors Fund Inc. (the "Company") is an open-end diversified investment management company registered under the Investment Company Act of 1940, as amended. The currently offers six Funds: Government Securities Fund, Income and Equity Fund, Balanced Fund, Growth Fund, Multi-Cap Value Fund and Small Cap Fund. Each Fund is a separate investment portfolio of the Company with a distinct investment objective, investment program, policies and restrictions. The Government Securities Fund seeks to provide high current income, preservation of capital, and rising future income, consistent with prudent investment risk. The Income and Equity Fund seeks to provide current income and secondarily, long-term capital appreciation. The Balanced Fund seeks to achieve long-term capital appreciation and income consistent with reduced market risk. The Growth Fund seeks to achieve long-term capital appreciation through investment in medium to large capitalization companies. The Multi-Cap Value Fund seeks long-term capital appreciation by investing in a diversified portfolio of large to small capitalization companies. The Small Cap Fund seeks to provide capital appreciation through investment in small capitalization companies.

        Effective April 1, 1998, the Funds offer Class A and Class C shares, each of which has equal rights as to assets and voting privileges except that Class A and Class C each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each Class of shares differs in its respective service and distribution expenses and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

        A. SECURITY VALUATION. Securities listed on a national securities exchange and certain over-the counter ("OTC") issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources (including Quotron), where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity of less than 60 days are valued on an amortized cost basis. Premium or discount on debt securities are amortized.

        B. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and Federal Income tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

        C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. The Government Securities Fund and Income and Equity Fund declare and distribute dividends of their net investment income, if any, quarterly. The Balanced Fund, Growth Fund, Multi-Cap Value Fund and Small Cap Fund declare and distribute dividends of their net investment income, if any, annually. The Board of Directors will determine the amount and timing of such payments. Income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Fund.

        E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements and footnotes. Actual results could differ from those estimates.

NOTE 3. INVESTMENT MANAGEMENT, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

        The Company and the Funds have entered into investment management agreements ("Management Agreements") with Pacific Global Investment Management Company, Inc. ("Investment Manager").

        The Management Agreements provide for investment management fees, payable monthly, and calculated at the maximum annual rate of 0.65% of average net assets for the Government Securities Fund, 0.75% of average net assets for the Income and Equity, Balanced, Growth and Small Cap Funds and 1.00% of average net assets for the Multi-Cap Value Fund. The Investment Manager has entered into sub-advisory agreements ("Sub-Advisory Agreement") with Bache Capital Management, Spectrum Asset Management, Inc. and Meyers Capital Management, LLC ("Advisors") for the Balanced, Government Securities and Multi-Cap Value Funds, respectively. It has also entered into a co-management agreement ("Co-management Agreement") with Bache Capital Management ("Advisor") for the Income and Equity Fund. The Investment Manager is solely responsible for the payment of these fees to the Advisors.

        In accordance with Expense Limitation agreements with the Company, the Investment Manager is required to waive fees and/or reimburse expenses in amounts necessary to keep the total Fund operating expenses of certain Funds (as a percentage of average net assets) at or below the percentages shown below:

                                           Class A   Class C
Government Securities Fund                  1.65%     2.40%
Income and Equity Fund                      1.85%     2.60%
Growth Fund                                 2.50%     3.25%
Multi-Cap Value Fund                        2.50%     3.25%

        These agreements may be terminated by either party. In addition, from time to time, the Investment Manager and Advisors may voluntarily waive their management and sub-advisory fees, and/or absorb certain expenses for the Funds.

        Pursuant to the Expense Limitation Agreements, voluntary waiver of fees and the assumption of expenses by the

                           PACIFIC ADVISORS FUND INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

Investment Manager, the following amounts were waived or reimbursed for the period ended June 30, 2003.

                                          Management         Expense
                                                Fees  Reimbursements
Government Securities Fund                $   29,503  $        2,858
Income and Equity Fund                        20,185           7,566
Growth Fund                                    2,557          19,188
Multi-Cap Value Fund                           9,589          12,707

        With the exception of the Growth Fund and the Multi-Cap Value Fund, these waived and reimbursed expenses may be subject to future recoupment by the Investment Manager.

        Fund operating expenses may not fall below the current expense levels in subsequent years until the Investment Manager has fully recouped fees forgone and expenses paid or assumed, as each fund will reimburse the Investment Manager in subsequent years during which the Fund's total assets are greater than $20,000,000. Such recoupments, if any, are limited to a period of five years from the date on which the first reimbursement is made to the Investment Manager on a fund by fund basis. As of June 30, 2003, no reimbursements have been made.

        The cumulative amounts unrecouped by the Investment Manager since the commencement of operations are:

Government Securities Fund                          $946,844
Income and Equity Fund                              692,900
Balanced Fund                                       330,893
Small Cap Fund                                      217,445

        For the period ended June 30, 2003, Pacific Global Fund
Distributors, Inc. ("PGFD"), the principal underwriter for the Company, received commissions on sales of capital stock, after deducting amounts allowed to authorized distributors as commissions. The amounts are as follows:

                                          Underwriting
                                                  Fees  Commissions
                                              Retained         Paid
Government Securities Fund                $        515  $     2,796
Income and Equity Fund                             348        1,824
Balanced Fund                                      862        4,142
Growth Fund                                        285        1,074
Multi-Cap Value fund                               435        2,072
Small Cap Fund                                   1,237        5,803

        PGFD is a wholly-owned subsidiary of the Investment Manager.

        The Company and the Funds have entered into agreements with Pacific Global Investor Services, Inc. ("PGIS") to provide fund accounting services at the monthly fee of three basis points for the first one hundred million in net assets or a minimum of $1,250. In addition, agreements to provide transfer agent services has also been entered into at a rate of $18.00 per year per open account and $2.00 per year per closed account with minimum charges of $1,250 per month and $750 per month, respectively, for A and C share accounts. PGIS is a wholly owned subsidiary of the Investment Manager.

        Accounts payable to related parties consists of management fees payable to the Investment Manager and fund accounting and transfer agent fees payable to PGIS.

        The Company has adopted a plan of distribution, whereby the Funds may pay a service fee to qualified recipients in an amount up to 0.25% and 1.00% per annum of each Fund's daily net net assets for A shares and C shares, respectively. For the period ended June 30, 2003, total service fees were:

Government Securities Fund                          $64,640
Income and Equity Fund                               19,449
Balanced Fund                                        81,215
Growth Fund                                           1,546
Multi-Cap Value Fund                                  7,498
Small Cap Fund                                        8,274

NOTE 4. PURCHASE AND SALES OF SECURITIES

        The following summarizes purchases and sales of investment securities, other than short-term investments, and aggregate gross unrealized appreciation and depreciation on tax basis by each Fund for the period ended and as of June 30, 2003.

                                                                        Period ended June 30, 2003
                            Period ended June 30, 2003          Gross         Gross  Net Unrealized
                                 Cost of       Proceeds    Unrealized    Unrealized    Appreciation
                               Purchases     From Sales  Appreciation  Depreciation  (Depreciation)
Government Securities
  Fund                      $9,479,910     $12,226,046   $    655,914  $    181,348  $      474,566
Income and Equity Fund       1,464,147      1,842,116         312,838       216,280          96,558
Balanced Fund                6,873,874      5,907,717       2,903,144       245,560       2,657,584
Growth Fund                    180,451        177,588          69,824       117,572         (47,748)
Multi-Cap Value Fund            56,050              -         365,782        79,661         286,121
Small Cap Fund                 650,795      1,029,243       2,268,191     1,606,283         661,908

                           PACIFIC ADVISORS FUND INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

NOTE 5. CAPITAL SHARE TRANSACTIONS

                                    Period ended           Year ended
                                   June 30, 2003       December 31, 2002
                                --------------------  --------------------
                                  Shares      Amount    Shares      Amount
                                --------  ----------  --------  ----------
GOVERNMENT SECURITIES FUND
CLASS A
Shares Sold                        8,161  $   85,639    34,514  $  344,746
Reinvestment of Distributions      3,012      30,912     6,725      67,376
                                --------  ----------  --------  ----------
                                  11,173     116,551    41,239     412,122
Shares Repurchased               (62,675)   (642,331) (275,743) (2,761,975)
                                --------  ----------  --------  ----------
Net Increase (decrease)          (51,502) $ (525,780) (234,504) $(2,349,853)
                                ========  ==========  ========  ==========
CLASS C
Shares Sold                      330,639  $3,308,086   734,170  $7,228,983
Reinvestment of Distributions     12,620     126,362    14,769     145,398
                                --------  ----------  --------  ----------
                                 343,259   3,434,448   748,939   7,374,381
Shares Repurchased               (25,794)   (257,252)  (76,231)   (751,517)
                                --------  ----------  --------  ----------
Net Increase                     317,465  $3,177,196   672,708  $6,622,864
                                ========  ==========  ========  ==========

                                    Period ended           Year ended
                                   June 30, 2003       December 31, 2002
                                --------------------  --------------------
                                  Shares      Amount    Shares      Amount
                                --------  ----------  --------  ----------
INCOME AND EQUITY FUND
CLASS A
Shares Sold                        4,554  $   46,204    21,069  $  212,796
Reinvestment of Distributions      3,054      30,255     4,889      48,737
                                --------  ----------  --------  ----------
                                   7,608      76,459    25,958     261,533
Shares Repurchased               (25,334)   (252,898)  (75,086)   (759,225)
                                --------  ----------  --------  ----------
Net Increase (decrease)          (17,726) $ (176,439)  (49,128) $ (497,692)
                                ========  ==========  ========  ==========
CLASS C
Shares Sold                       30,604  $  294,899   225,675  $2,186,335
Reinvestment of Distributions      5,608      53,798     6,684      64,453
                                --------  ----------  --------  ----------
                                  36,212     348,697   232,359   2,250,788
Shares Repurchased               (15,945)   (154,284)  (26,493)   (255,649)
                                --------  ----------  --------  ----------
Net Increase                      20,267  $  194,413   205,866  $1,995,139
                                ========  ==========  ========  ==========

                           PACIFIC ADVISORS FUND INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                    Period ended           Year ended
                                   June 30, 2003       December 31, 2002
                                --------------------  --------------------
                                  Shares      Amount    Shares      Amount
                                --------  ----------  --------  ----------
BALANCED FUND
CLASS A
Shares Sold                       25,583  $  352,604    26,018  $  361,430
Reinvestment of Distributions          -           -        21         289
                                --------  ----------  --------  ----------
                                  25,583     352,604    26,039     361,719
Shares Repurchased               (27,839)   (379,918)  (83,109) (1,156,538)
                                --------  ----------  --------  ----------
Net Decrease                      (2,256) $  (27,314)  (57,070) $ (794,819)
                                ========  ==========  ========  ==========
CLASS C
Shares Sold                      206,107  $2,803,612   597,800  $8,043,311
Reinvestment of Distributions          -           -        77       1,031
                                --------  ----------  --------  ----------
                                 206,107   2,803,612   597,877   8,044,342
Shares Repurchased               (31,805)   (424,282)  (72,607)   (962,837)
                                --------  ----------  --------  ----------
Net Increase                     174,302  $2,379,330   525,270  $7,081,505
                                ========  ==========  ========  ==========

                                    Period ended           Year ended
                                   June 30, 2003       December 31, 2002
                                --------------------  --------------------
                                  Shares      Amount    Shares      Amount
                                --------  ----------  --------  ----------
GROWTH FUND
CLASS A
Shares Sold                        9,306  $   52,995    15,090  $   93,215
Reinvestment of Distributions          -           -         -           -
                                --------  ----------  --------  ----------
                                   9,306      52,995    15,090      93,215
Shares Repurchased                (3,091)    (18,279)  (14,076)    (91,777)
                                --------  ----------  --------  ----------
Net Increase (decrease)            6,215  $   34,716     1,014  $    1,438
                                ========  ==========  ========  ==========
CLASS C
Shares Sold                          447  $    2,474     4,662  $   29,243
Reinvestment of Distributions          -           -         -           -
                                --------  ----------  --------  ----------
                                     447       2,474     4,662      29,243
Shares Repurchased                (2,820)    (15,391)  (32,761)   (198,104)
                                --------  ----------  --------  ----------
Net Decrease                      (2,373) $  (12,917)  (28,099) $ (168,861)
                                ========  ==========  ========  ==========

                           PACIFIC ADVISORS FUND INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 June 30, 2003
--------------------------------------------------------------------------------

                                                       April 1, 2002 (c)
                                    Period ended               to
                                   June 30, 2003       December 31, 2002
                                --------------------  --------------------
                                  Shares      Amount    Shares      Amount
                                --------  ----------  --------  ----------
MULTI-CAP VALUE FUND
CLASS A
Shares Sold                       14,091  $  118,296    66,523  $  603,547
Reinvestment of Distributions          -           -         -           -
                                --------  ----------  --------  ----------
                                  14,091  $  118,296    66,523     603,547
Shares Repurchased                (7,576)    (63,979)   (3,342)    (27,691)
                                --------  ----------  --------  ----------
Net Increase                       6,515  $   54,317    63,181  $  575,856
                                ========  ==========  ========  ==========
CLASS C
Shares Sold                       12,663  $  107,524   169,379  $1,538,361
Reinvestment of Distributions          -           -         -           -
                                --------  ----------  --------  ----------
                                  12,663  $  107,523   169,379   1,538,361
Shares Repurchased                (2,413)    (19,984)  (11,638)    (91,930)
                                --------  ----------  --------  ----------
Net Increase                      10,250  $   87,539   157,741  $1,446,431
                                ========  ==========  ========  ==========

                                    Period ended           Year ended
                                   June 30, 2003       December 31, 2002
                                --------------------  --------------------
                                  Shares      Amount    Shares      Amount
                                --------  ----------  --------  ----------
SMALL CAP FUND
CLASS A
Shares Sold                       17,258  $  175,383    60,959  $  843,468
Reinvestment of Distributions          -           -       283       2,964
                                --------  ----------  --------  ----------
                                  17,258  $  175,383    61,242     846,432
Shares Repurchased               (40,494)   (436,181) (105,947) (1,342,073)
                                --------  ----------  --------  ----------
Net Increase (decrease)          (23,236) $ (260,798)  (44,705) $ (495,641)
                                ========  ==========  ========  ==========
CLASS C
Shares Sold                        1,281  $   11,998    16,170  $  210,665
Reinvestment of Distributions          -           -        37         359
                                --------  ----------  --------  ----------
                                   1,281  $   11,998    16,207     211,024
Shares Repurchased                (4,933)    (48,466)  (21,161)   (219,488)
                                --------  ----------  --------  ----------
Net Increase (decrease)           (3,652) $  (36,468)   (4,954) $   (8,464)
                                ========  ==========  ========  ==========

(c)  Commencement of operations

                           PACIFIC ADVISORS FUND INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
                (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                        GOVERNMENT SECURITIES FUND
                                              ------------------------------------------------------------------------------
                                                                                 Class A
                                              ------------------------------------------------------------------------------
                                              For the six months               For the year ended December 31,
                                                           ended  ----------------------------------------------------------
                                                   June 30, 2003           2002           2001           2000           1999
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $           10.20   $      10.15   $      10.88   $       9.74   $      10.59
                                              -----------------   ------------   ------------   ------------   ------------
     Income from investing operations
          Net investment income                            0.15           0.31           0.31           0.35           0.30
          Net realized and unrealized gains
               (losses) on securities                      0.17          (0.04)         (0.37)          1.41          (0.84)
                                              -----------------   ------------   ------------   ------------   ------------
     Total from investment operations                      0.32           0.27          (0.06)          1.76          (0.54)
                                              -----------------   ------------   ------------   ------------   ------------
     Less distributions
          From net investment income                      (0.12)         (0.21)         (0.29)         (0.34)         (0.29)
          From net capital gains                              -          (0.01)         (0.38)         (0.28)         (0.02)
                                              -----------------   ------------   ------------   ------------   ------------
     Total distributions                                  (0.12)         (0.22)         (0.67)         (0.62)         (0.31)
                                              -----------------   ------------   ------------   ------------   ------------
     Net asset value, end of period           $           10.40   $      10.20   $      10.15   $      10.88   $       9.74
                                              -----------------   ------------   ------------   ------------   ------------

TOTAL INVESTMENT RETURN (a)                                3.15%          2.78%         (0.49)%        18.42%         (5.04)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $           3,671   $      4,125   $      6,487   $      6,071   $      5,220
     Ratio of net investment income to
          average net assets
               With expense reductions                     1.20%          2.57%          3.01%          3.46%          2.99%
               Without expense reductions                  1.01%          1.42%          2.22%          2.08%          1.02%
     Ratio of expenses to average net assets
               With expense reductions                     0.82%          1.65%          1.65%          1.65%          1.60%
               Without expense reductions                  1.01%          2.80%          2.43%          3.03%          3.57%
     Fund portfolio turnover rate                         71.49%        212.10%         75.81%         22.21%        147.01%

                                                                                 Class C
                                              ------------------------------------------------------------------------------
                                              For the six months               For the year ended December 31,
                                                           ended  ----------------------------------------------------------
                                                   June 30, 2003           2002           2001           2000           1999
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $            9.95   $       9.96   $      10.74   $       9.63   $      10.50
                                              -----------------   ------------   ------------   ------------   ------------
     Income from investing operations
          Net investment income                            0.08           0.23           0.25           0.29           0.27
          Net realized and unrealized gains
               (losses) on securities                      0.20          (0.04)         (0.38)          1.38          (0.88)
                                              -----------------   ------------   ------------   ------------   ------------
     Total from investment operations                      0.28           0.19          (0.13)          1.67          (0.61)
                                              -----------------   ------------   ------------   ------------   ------------
     Less distributions
          From net investment income                      (0.10)         (0.19)         (0.27)         (0.28)         (0.24)
          From net capital gains                              -          (0.01)         (0.38)         (0.28)         (0.02)
                                              -----------------   ------------   ------------   ------------   ------------
     Total distributions                                  (0.10)         (0.20)         (0.65)         (0.56)         (0.26)
                                              -----------------   ------------   ------------   ------------   ------------
     Net asset value, end of period           $           10.13   $       9.95   $       9.96   $      10.74   $       9.63
                                              -----------------   ------------   ------------   ------------   ------------

TOTAL INVESTMENT RETURN (a)                                2.78%          1.98%         (1.21)%        17.57%         (5.77)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $          14,271   $     10,858   $      4,172   $      2,682   $      1,923
     Ratio of net investment income to
          average net assets
               With expense reductions                     0.88%          1.90%          2.25%          2.79%          2.18%
               Without expense reductions                  0.68%          0.81%          1.28%          1.23%          0.22%
     Ratio of expenses to average net assets
               With expense reductions                     1.18%          2.40%          2.40%          2.36%          2.38%
               Without expense reductions                  1.38%          3.49%          3.37%          3.92%          4.34%

--------------------------------------------------------------------------------

(a) The Fund's maximum sales charge is not included in the total return computation.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           PACIFIC ADVISORS FUND INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
                (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                          INCOME AND EQUITY FUND
                                              ------------------------------------------------------------------------------
                                                                                 Class A
                                              ------------------------------------------------------------------------------
                                              For the six months               For the year ended December 31,
                                                           ended  ----------------------------------------------------------
                                                   June 30, 2003           2002           2001           2000           1999
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $            9.91   $      10.31   $      10.43   $      10.39   $      10.74
                                              -----------------   ------------   ------------   ------------   ------------
     Income from investing operations
          Net investment Income                            0.19           0.39           0.42           0.52           0.43
          Net realized and unrealized gains
               (losses) on securities                      0.20          (0.49)         (0.14)          0.07          (0.39)
                                              -----------------   ------------   ------------   ------------   ------------
     Total from investment operations                      0.39          (0.10)          0.28           0.59           0.04
                                              -----------------   ------------   ------------   ------------   ------------
     Less distributions
          From net investment income                      (0.19)         (0.30)         (0.40)         (0.55)         (0.37)
          From net capital gains                              -              -              -              -          (0.02)
                                              -----------------   ------------   ------------   ------------   ------------
     Total distributions                                  (0.19)         (0.30)         (0.40)         (0.55)         (0.39)
                                              -----------------   ------------   ------------   ------------   ------------
     Net asset value, end of period           $           10.11   $       9.91   $      10.31   $      10.43   $      10.39
                                              -----------------   ------------   ------------   ------------   ------------

TOTAL INVESTMENT RETURN (a)                                3.91%         (0.92)%         2.63%          6.03%          0.19%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $           1,980   $      2,117   $      2,708   $      2,217   $      2,664
     Ratio of net investment income to
          average net assets
               With expense reductions                     1.71%          3.43%          4.28%          4.67%          4.08%
               Without expense reductions                  1.17%          1.75%          2.66%          2.76%          1.86%
     Ratio of expenses to average net assets
               With expense reductions                     0.92%          1.85%          1.85%          1.83%          1.85%
               Without expense reductions                  1.46%          3.53%          3.47%          3.75%          4.06%
     Fund portfolio turnover rate                         32.21%         91.50%         43.38%         21.83%         37.34%

                                                                                 Class C
                                              ------------------------------------------------------------------------------
                                              For the six months               For the year ended December 31,
                                                           ended  ----------------------------------------------------------
                                                   June 30, 2003           2002           2001           2000           1999
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $            9.60   $      10.03   $      10.26   $      10.15   $      10.62
                                              -----------------   ------------   ------------   ------------   ------------
     Income from investing operations
          Net investment Income                            0.13           0.34           0.42           0.35           0.41
          Net realized and unrealized gains
               (losses) on securities                      0.21          (0.51)         (0.22)          0.10          (0.43)
                                              -----------------   ------------   ------------   ------------   ------------
     Total from investment operations                      0.34          (0.17)          0.20           0.45          (0.02)
                                              -----------------   ------------   ------------   ------------   ------------
     Less distributions
          From net investment income                      (0.15)         (0.26)         (0.43)         (0.34)         (0.43)
          From net capital gains                              -              -              -              -          (0.02)
                                              -----------------   ------------   ------------   ------------   ------------
     Total distributions                                  (0.15)         (0.26)         (0.43)         (0.34)         (0.45)
                                              -----------------   ------------   ------------   ------------   ------------
     Net asset value, end of period           $            9.79   $       9.60   $      10.03   $      10.26   $      10.15
                                              -----------------   ------------   ------------   ------------   ------------

TOTAL INVESTMENT RETURN (a)                                0.98%         (1.60)%         1.81%          4.32%         (0.02)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $           3,548   $      3,284   $      1,365   $        815   $      1,850
     Ratio of net investment income to
          average net assets
               With expense reductions                     1.32%          2.95%          3.58%          3.90%          3.45%
               Without expense reductions                  0.79%          1.15%          1.65%          1.88%          1.65%
     Ratio of expenses to average net assets
               With expense reductions                     1.29%          2.60%          2.60%          2.55%          2.51%
               Without expense reductions                  1.83%          4.39%          4.54%          4.57%          4.30%

--------------------------------------------------------------------------------

(a) The Fund's maximum sales charge is not included in the total return computation.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           PACIFIC ADVISORS FUND INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
                (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                              BALANCED FUND
                                              ------------------------------------------------------------------------------
                                                                                 Class A
                                              ------------------------------------------------------------------------------
                                              For the six months               For the year ended December 31,
                                                           ended  ----------------------------------------------------------
                                                   June 30, 2003           2002           2001           2000           1999
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $           13.69   $      14.42   $      15.22   $      14.04   $      12.69
                                              -----------------   ------------   ------------   ------------   ------------
     Income from investing operations
          Net investment income                            0.09           0.06           0.10           0.21           0.12
          Net realized and unrealized gains
               (losses) on securities                      1.07          (0.79)         (0.81)          1.19           1.47
                                              -----------------   ------------   ------------   ------------   ------------
     Total from investment operations                      1.16          (0.73)         (0.71)          1.40           1.59
                                              -----------------   ------------   ------------   ------------   ------------
     Less distributions
          From net investment income                          -              -          (0.09)         (0.15)         (0.12)
          From net capital gains                              -              -              -          (0.07)         (0.12)
                                              -----------------   ------------   ------------   ------------   ------------
     Total distributions                                      -              -          (0.09)         (0.22)         (0.24)
                                              -----------------   ------------   ------------   ------------   ------------
     Net asset value, end of period           $           14.85   $      13.69   $      14.42   $      15.22   $      14.04
                                              -----------------   ------------   ------------   ------------   ------------

TOTAL INVESTMENT RETURN (a)                                8.47%         (5.05)%        (4.69)%         9.99%         12.61%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $           4,281   $      3,977   $      5,013   $      5,942   $      7,008
     Ratio of net investment income to
          average net assets
               With expense reductions                     0.62%          0.30%          0.55%          1.15%          0.91%
               Without expense reductions                  0.62%          0.30%          0.55%          0.74%          0.51%
     Ratio of expenses to average net assets
               With expense reductions                     1.37%          3.47%          3.22%          2.88%          3.22%
               Without expense reductions                  1.37%          3.47%          3.22%          3.28%          3.62%
     Fund portfolio turnover rate                         33.88%         57.74%         42.20%         43.30%         52.47%

                                                                                 Class C
                                              ------------------------------------------------------------------------------
                                              For the six months               For the year ended December 31,
                                                           ended  ----------------------------------------------------------
                                                   June 30, 2003           2002           2001           2000           1999
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $           13.40   $      14.18   $      14.99   $      13.91   $      12.61
                                              -----------------   ------------   ------------   ------------   ------------
     Income from investing operations
          Net investment income                            0.04           0.01           0.01           0.07           0.03
          Net realized and unrealized gains
               (losses) on securities                      1.02          (0.79)         (0.80)          1.17           1.42
                                              -----------------   ------------   ------------   ------------   ------------
     Total from investment operations                      1.06          (0.78)         (0.79)          1.24           1.45
                                              -----------------   ------------   ------------   ------------   ------------
     Less distributions
          From net investment income                          -              -          (0.02)         (0.09)         (0.03)
          From net capital gains                              -              -              -          (0.07)         (0.12)
                                              -----------------   ------------   ------------   ------------   ------------
     Total distributions                                      -              -          (0.02)         (0.16)         (0.15)
                                              -----------------   ------------   ------------   ------------   ------------
     Net asset value, end of period           $           14.46   $      13.40   $      14.18   $      14.99   $      13.91
                                              -----------------   ------------   ------------   ------------   ------------

TOTAL INVESTMENT RETURN (a)                                7.91%         (5.49)%        (5.25)%         8.92%         11.57%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $          17,671   $     14,035   $      7,404   $      4,559   $      1,552
     Ratio of net investment income to
          average net assets
               With expense reductions                     0.24%         (0.16)%        (0.08)%         0.39%          0.01%
               Without expense reductions                  0.24%         (0.16)%        (0.08)%        (0.01)%        (0.39)%
     Ratio of expenses to average net assets
               With expense reductions                     1.74%          4.15%          3.99%          3.63%          4.07%
               Without expense reductions                  1.74%          4.15%          3.99%          4.03%          4.47%

--------------------------------------------------------------------------------

(a) The Fund's maximum sales charge is not included in the total return computation.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           PACIFIC ADVISORS FUND INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
                (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                  GROWTH FUND
                                              -----------------------------------------------------------------------------------
                                                                                    Class A
                                              -----------------------------------------------------------------------------------
                                              For the six months        For the year ended December 31,            May 3, 1999(c)
                                                           ended  -------------------------------------------                  to
                                                   June 30, 2003           2002           2001           2000   December 31, 1999
                                              -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $            5.48   $       7.04   $       9.83   $      11.67   $          10.00
                                              -----------------   ------------   ------------   ------------   ----------------
     Income from investing operations
          Net investment expense                          (0.03)         (0.12)         (0.11)         (0.01)             (0.02)
          Net realized and unrealized gains
               (losses) on securities                      0.72          (1.44)         (2.68)         (1.83)              1.69
                                              -----------------   ------------   ------------   ------------   ----------------
     Total from investment operations                      0.69          (1.56)         (2.79)         (1.84)              1.67
                                              -----------------   ------------   ------------   ------------   ----------------
     Less distributions
          From net investment income                          -              -              -              -                  -
          From net capital gains                              -              -              -              -                  -
                                              -----------------   ------------   ------------   ------------   ----------------
     Total distributions                                      -              -              -              -                  -
                                              -----------------   ------------   ------------   ------------   ----------------
     Net asset value, end of period           $            6.17   $       5.48   $       7.04   $       9.83   $          11.67
                                              -----------------   ------------   ------------   ------------   ----------------

TOTAL INVESTMENT RETURN (b)                               12.59%        (22.16)%       (28.38)%       (15.77)%            16.70%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $             560   $        464   $        588   $        825   $            328
     Ratio of net investment income to
          average net assets
               With expense reductions                    (0.84)%        (1.97)%        (1.26)%        (0.24)%            (0.27)%(a)
               Without expense reductions                 (3.98)%        (8.25)%        (5.44)%        (3.98)%            (8.40)%(a)
     Ratio of expenses to average net assets
               With expense reductions                     1.27%          2.50%          2.44%          2.50%              1.63%(a)
               Without expense reductions                  4.41%          8.77%          6.62%          6.23%              9.75%(a)
     Fund portfolio turnover rate                         30.24%         78.06%         57.61%         16.00%              0.00%

                                                                                    Class C
                                              -----------------------------------------------------------------------------------
                                              For the six months        For the year ended December 31,            May 3, 1999(c)
                                                           ended  -------------------------------------------                  to
                                                   June 30, 2003           2002           2001           2000   December 31, 1999
                                              -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $            5.33   $       6.89   $       9.70   $      11.61   $          10.00
                                              -----------------   ------------   ------------   ------------   ----------------
     Income from investing operations
          Net investment expense                          (1.68)         (0.44)         (0.22)         (0.06)             (0.04)
          Net realized and unrealized gains
               (losses) on securities                      2.27          (1.12)         (2.59)         (1.85)              1.65
                                              -----------------   ------------   ------------   ------------   ----------------
     Total from investment operations                      0.59          (1.56)         (2.81)         (1.91)              1.61
                                              -----------------   ------------   ------------   ------------   ----------------
     Less distributions
          From net investment income                          -              -              -              -                  -
          From net capital gains                              -              -              -              -                  -
                                              -----------------   ------------   ------------   ------------   ----------------
     Total distributions                                      -              -              -              -                  -
                                              -----------------   ------------   ------------   ------------   ----------------
     Net asset value, end of period           $            5.92   $       5.33   $       6.89   $       9.70   $          11.61
                                              -----------------   ------------   ------------   ------------   ----------------

TOTAL INVESTMENT RETURN (b)                               11.07%        (22.64)%       (28.97)%       (16.45)%            16.10%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $             197   $        190   $        439   $        728   $            278
     Ratio of net investment income to
          average net assets
               With expense reductions                    (1.21)%        (2.75)%        (2.04)%        (0.97)%            (0.61)%(a)
               Without expense reductions                 (4.36)%        (8.67)%        (5.59)%        (4.04)%            (8.74)%(a)
     Ratio of expenses to average net assets
               With expense reductions                     1.64%          3.25%          3.23%          3.25%              2.16%(a)
               Without expense reductions                  4.79%          9.17%          6.77%          6.32%             10.28%(a)

--------------------------------------------------------------------------------

(a)  Not annualized
(b) The Fund's maximum sales charge is not included in the total return computation.
(c)  Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           PACIFIC ADVISORS FUND INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
                (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                       MULTI-CAP VALUE FUND
                                              --------------------------------------
                                                             Class A
                                              --------------------------------------
                                              For the six months    April 1, 2002(c)
                                                           ended                  to
                                                   June 30, 2003   December 31, 2002
                                              --------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $            7.95   $          10.00
                                              -----------------   ----------------
     Income from investing operations
          Net investment expense                          (0.07)             (0.07)
          Net realized and unrealized gains
            (losses) on securities                         1.81              (1.98)
                                              -----------------   ----------------
     Total from investment operations                      1.74              (2.05)
                                              -----------------   ----------------
     Less distributions
          From net investment income                          -                  -
          From net capital gains                              -                  -
                                              -----------------   ----------------
     Total distributions                                      -                  -
                                              -----------------   ----------------
     Net asset value, end of period           $            9.69   $           7.95
                                              -----------------   ----------------

TOTAL INVESTMENT RETURN (b)                               21.89%            (20.50)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $             675   $            503
     Ratio of net investment income to
        average net assets
               With expense reductions                    (0.98)%            (1.09)%(a)
               Without expense reductions                 (2.13)%            (4.27)%(a)
     Ratio of expenses to average net assets
               With expense reductions                     1.24%              1.88%(a)
               Without expense reductions                  2.39%              5.06%(a)
     Fund portfolio turnover rate                          0.00%              6.22%(a)

                                                             Class C
                                              --------------------------------------
                                              For the six months   April 1, 2002 (c)
                                                           ended                  to
                                                   June 30, 2003   December 31, 2002
                                              --------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $            7.91   $          10.00
                                              -----------------   ----------------
     Income from investing operations
          Net investment expense                           0.31              (0.52)
          Net realized and unrealized gains
            (losses) on securities                         1.40              (1.57)
                                              -----------------   ----------------
     Total from investment operations                      1.71              (2.09)
                                              -----------------   ----------------
     Less distributions
          From net investment income                          -                  -
          From net capital gains                              -                  -
                                              -----------------   ----------------
     Total distributions                                      -                  -
                                              -----------------   ----------------
     Net asset value, end of period           $            9.62   $           7.91
                                              -----------------   ----------------

TOTAL INVESTMENT RETURN (b)                               21.62%            (20.90)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $           1,616   $          1,247
     Ratio of net investment income to
        average net assets
               With expense reductions                    (1.35)%            (1.66)%(a)
               Without expense reductions                 (2.50)%            (4.60)%(a)
     Ratio of expenses to average net assets
               With expense reductions                     1.61%              2.44%(a)
               Without expense reductions                  2.76%              5.38%(a)

--------------------------------------------------------------------------------

(a)  Not annualized
(b) The Fund's maximum sales charge is not included in the total return computation.
(c)  Commencement of operations

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           PACIFIC ADVISORS FUND INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
                (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                              SMALL CAP FUND
                                              ------------------------------------------------------------------------------
                                                                                 Class A
                                              ------------------------------------------------------------------------------
                                              For the six months               For the year ended December 31,
                                                           ended  ----------------------------------------------------------
                                                   June 30, 2003           2002           2001           2000           1999
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $           10.32   $      15.23   $      13.42   $      11.98   $      14.23
                                              -----------------   ------------   ------------   ------------   ------------
     Income from investing operations
          Net investment expense                          (0.41)         (0.85)         (0.42)         (0.79)         (0.61)
          Net realized and unrealized gains
               (losses) on securities                      2.69          (4.05)          3.11           2.32          (1.63)
                                              -----------------   ------------   ------------   ------------   ------------
     Total from investment operations                      2.28          (4.90)          2.69           1.53          (2.24)
                                              -----------------   ------------   ------------   ------------   ------------
     Less distributions
          From net investment income                          -              -              -              -              -
          From net capital gains                              -          (0.01)         (0.88)         (0.09)         (0.01)
                                              -----------------   ------------   ------------   ------------   ------------
     Total distributions                                      -          (0.01)         (0.88)         (0.09)         (0.01)
                                              -----------------   ------------   ------------   ------------   ------------
     Net asset value, end of period           $           12.60   $      10.32   $      15.23   $      13.42   $      11.98
                                              -----------------   ------------   ------------   ------------   ------------

TOTAL INVESTMENT RETURN (a)                               22.09%        (32.20)%        20.23%         12.83%        (15.75)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $           5,526   $      4,763   $      7,715   $      6,541   $      6,976
     Ratio of net investment income to
          average net assets
               With expense reductions                    (1.86)%        (4.01)%        (3.44)%        (3.20)%        (3.36)%
               Without expense reductions                 (1.86)%        (4.01)%        (3.44)%        (3.20)%        (3.36)%
     Ratio of expenses to average net assets
               With expense reductions                     2.05%          4.52%          3.74%          3.58%          3.92%
               Without expense reductions                  2.05%          4.52%          3.74%          3.58%          3.92%
     Fund portfolio turnover rate                         11.79%         23.39%         43.89%         44.82%         68.18%

                                                                                 Class C
                                              ------------------------------------------------------------------------------
                                              For the six months               For the year ended December 31,
                                                           ended  ----------------------------------------------------------
                                                   June 30, 2003           2002           2001           2000           1999
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period     $            9.65   $      14.47   $      13.04   $      11.93   $      14.24
                                              -----------------   ------------   ------------   ------------   ------------
     Income from investing operations
          Net investment expense                          (0.37)         (0.88)         (0.08)         (0.78)         (0.18)
          Net realized and unrealized gains
               (losses) on securities                      2.47          (3.93)          2.39           1.98          (2.12)
                                              -----------------   ------------   ------------   ------------   ------------
     Total from investment operations                      2.10          (4.81)          2.31           1.20          (2.30)
                                              -----------------   ------------   ------------   ------------   ------------
     Less distributions
          From net investment income                          -              -              -              -              -
          From net capital gains                              -          (0.01)         (0.88)         (0.09)         (0.01)
                                              -----------------   ------------   ------------   ------------   ------------
     Total distributions                                      -          (0.01)         (0.88)         (0.09)         (0.01)
                                              -----------------   ------------   ------------   ------------   ------------
     Net asset value, end of period           $           11.75   $       9.65   $      14.47   $      13.04   $      11.93
                                              -----------------   ------------   ------------   ------------   ------------

TOTAL INVESTMENT RETURN (a)                               21.76%        (33.27)%        17.91%         10.11%        (16.16)%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year (000's)          $             618   $        543   $        886   $        454   $        459
     Ratio of net investment income to
          average net assets
               With expense reductions                    (2.23)%        (5.47)%        (5.48)%        (5.52)%        (3.78)%
               Without expense reductions                 (2.23)%        (5.47)%        (5.48)%        (5.52)%        (3.78)%
     Ratio of expenses to average net assets
               With expense reductions                     2.42%          5.97%          5.78%          5.90%          4.38%
               Without expense reductions                  2.42%          5.97%          5.78%          5.90%          4.38%

--------------------------------------------------------------------------------

(a) The Fund's maximum sales charge is not included in the total return computation.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           PACIFIC ADVISORS FUND INC.
                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                             POSITIONS(S)   TERM OF OFFICES    PRINCIPAL OCCUPATIONS        FUND COMPLEX
                             HELD WITH THE   AND LENGTH OF            DURING                OVERSEEN BY       OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE        COMPANY       TIME SERVED          PAST 5 YEARS               TRUSTEE           HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Thomas M. Brinker (69)         Director       Since 1992     1970 - Present: Chairman    6 Pacific Advisors          None
1 North Ormond Avenue                                        Fringe Benefits,Inc/           Mutual Funds
Havertown, PA 19083                                          Financial Foresight,
                                                             Ltd.,
                                                             d/b/a The Brinker
                                                             Organization (Financial
                                                             Services Companies)
Victoria Breen (52)            Director       Since 1992     1992 - Present: Assistant   6 Pacific Advisors          None
603 West Ojai Avenue         and Assistant                   Secretary and Director,        Mutual Funds
Ojai, CA 93023                 Secretary                     Pacific Global Investment
                                                             Management Company,
                                                             Pacific Global Investor
                                                             Services, Inc.
                                                             1994 - Present: General
                                                             Agent, Transamerica Life
                                                             Companies and Registered
                                                             Principal, Transamerica
                                                             Financial
                                                             Resources, Inc.
                                                             1986 - Present: Branch
                                                             Manager, Derby & Derby
                                                             Inc. (Financial Services
                                                             Company)
Thomas H. Hanson (53)            Vice         Since 1992     1992 - Present: Executive   6 Pacific Advisors          None
206 North Jackson Street       President                     Vice President and             Mutual Funds
Suite 301                    and Secretary                   Director, Pacific Global
Glendale, CA 91206                                           Investment Management
                                                             Company; President and
                                                             Director, Pacific Global
                                                             Fund Distributors, Inc.;
                                                             President and Director,
                                                             Pacific Global Investor
                                                             Services, Inc.
                                                             1997 - 2001: Vice
                                                             President and Director,
                                                             Pacific Global Investment
                                                             Fund Ltd.
                                                             1993 - Present: Owner,
                                                             Director, Chairman,
                                                             President and CEO of
                                                             TriVest Capital
                                                             Management, Inc.

                           PACIFIC ADVISORS FUND INC.

                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                             POSITIONS(S)   TERM OF OFFICES    PRINCIPAL OCCUPATIONS        FUND COMPLEX
                             HELD WITH THE   AND LENGTH OF            DURING                OVERSEEN BY       OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE        COMPANY       TIME SERVED          PAST 5 YEARS               TRUSTEE           HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Catherine L. Henning (25)      Assistant      Since 2002     2002 - Present: Assistant   6 Pacific Advisors          None
206 North Jackson Street       Secretary                     Secretary, Pacific Global      Mutual Funds
Suite 301                                                    Investment Management
Glendale, CA 91206                                           Company, Pacific Global
                                                             Fund Distributors, Inc.
                                                             and Pacific Global
                                                             Investor Services, Inc.
                                                             1999 - Present: Marketing
                                                             Coordinator, Pacific
                                                             Global Investment
                                                             Management Company
George A. Henning (56)       President and    Since 1992     1991 - Present: Chairman,   6 Pacific Advisors          None
206 North Jackson Street       Chairman                      President, and Director,       Mutual Funds
Suite 301                                                    Pacific Global Investment
Glendale, CA 91206                                           Management Company;
                                                             Chairman and Director,
                                                             Pacific Global Fund
                                                             Distributors, Inc.;
                                                             Chairman and Director,
                                                             Pacific Global Investor
                                                             Services, Inc.
                                                             1997 - 2001: Chairman and
                                                             Director, Pacific Global
                                                             Investment Fund, Ltd.
Barbara A. Kelley (50)         Treasurer      Since 2001     2001 - Present: Executive   6 Pacific Advisors          None
206 North Jackson Street                                     Vice President,                Mutual Funds
Suite 301                                                    Treasurer, Pacific Global
Glendale, CA 91206                                           Investment Management
                                                             Company; Treasurer and
                                                             Director, Pacific Global
                                                             Fund Distributors, Inc.;
                                                             President and Treasurer,
                                                             Pacific Global Investor
                                                             Services, Inc.
                                                             1999 - Present: Director,
                                                             Pacific Global Investment
                                                             Management Company
                                                             1990 - 1999: President,
                                                             Transamerica Financial
                                                             Resources

                           PACIFIC ADVISORS FUND INC.

                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                             POSITIONS(S)   TERM OF OFFICES    PRINCIPAL OCCUPATIONS        FUND COMPLEX
                             HELD WITH THE   AND LENGTH OF            DURING                OVERSEEN BY       OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE        COMPANY       TIME SERVED          PAST 5 YEARS               TRUSTEE           HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
L. Michael Haller (59)         Director       Since 1992     2002 - Present: Executive   6 Pacific Advisors          None
5924 Colodny                                                 Vice President, Sammy          Mutual Funds
Agoura, CA 91301                                             Studios, Inc.
                                                             (Entertainment Company)
                                                             2001 - 2002: Vice
                                                             President and Executive
                                                             Producer, Electronic
                                                             Arts; President,
                                                             International Media
                                                             Group, Inc.
                                                             (Entertainment Company)
                                                             1978 - 2001: Consultant,
                                                             Asahi Broadcasting Corp.
                                                             (Entertainment Company)
Takashi Makinodan, Ph.D        Director       Since 1995     1992 - Present: Director,   6 Pacific Advisors          None
(78)                                                         Medical Treatment              Mutual Fund
107 S. Barrington Place                                      Effectiveness Program
Los Angeles, CA 90049                                        (MEDTEP), Center on Asian
                                                             and Pacific Islanders
                                                             1991 - Present: Associate
                                                             Director of Research,
                                                             Geriatric Research
                                                             Education Clinic Center,
                                                             VA Medical Center
Gerald E. Miller (73)          Director       Since 1992     1992 - Present: Retired     6 Pacific Advisors          None
5262 Bridgetown Place                                                                       Mutual Funds
Westlake Village, CA 91362
Louise K. Taylor, Ph.D (57)    Director       Since 1992     1991 - Present:             6 Pacific Advisors          None
325 East Huntington Dr.                                      Superintendent, Monrovia       Mutual Funds
Monrovia, CA 91016                                           Unified School District

Each director is elected to serve until the next annual shareholders meeting and until his or her successor is elected or appointed. The Companydoes not hold regular annual shareholders meetings to elect Directors. Vacancies on the Board can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders. Certain Directors are considered "interested persons" of the Company as defined in the 1940 Act. All directors oversee all five Funds of the Company.

PACIFIC ADVISORS
          Fund Inc

                                   [GRAPHIC]

DIRECTORS
    GEORGE A. HENNING, CHAIRMAN
    VICTORIA L. BREEN
    THOMAS M. BRINKER
    L. MICHAEL HALLER III
    TAKASHI MAKINODAN, PH.D.
    GERALD E. MILLER
    LOUISE K. TAYLOR, PH.D.

OFFICERS
    GEORGE A. HENNING, PRESIDENT
    THOMAS H. HANSON, VICE PRESIDENT AND
    SECRETARY
    VICTORIA L. BREEN, ASSISTANT SECRETARY
    CATHERINE L. HENNING, ASSISTANT SECRETARY
    BARBARA A. KELLEY, TREASURER

INVESTMENT MANAGER
    PACIFIC GLOBAL INVESTMENT MANAGEMENT
    COMPANY
    206 NORTH JACKSON STREET, SUITE 301
    GLENDALE, CALIFORNIA 91206

BALANCED FUND ADVISER
    BACHE CAPITAL MANAGEMENT, INC.
    206 NORTH JACKSON STREET, SUITE 201
    GLENDALE, CALIFORNIA 92106

GOVERNMENT SECURITIES FUND ADVISER
    SPECTRUM ASSET MANAGEMENT, INC.
    1301 DOVE STREET, SUITE 970
    NEWPORT BEACH, CALIFORNIA 92660

MULTI-CAP VALUE FUND ADVISER
    MEYERS CAPITAL MANAGEMENT LLC
    8901 WILSHIRE BOULEVARD
    BEVERLY HILLS, CALIFORNIA 90211

TRANSFER AGENT AND ADMINISTRATOR
    PACIFIC GLOBAL INVESTOR SERVICES, INC.
    206 NORTH JACKSON STREET, SUITE 301
    GLENDALE, CALIFORNIA 91206

DISTRIBUTOR
    PACIFIC GLOBAL FUND DISTRIBUTORS, INC.
    206 NORTH JACKSON STREET, SUITE 301
    GLENDALE, CALIFORNIA 91206
    (800) 989-6693

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current effective prospectus of the Fund, which contains information concerning the investment policies of the Fund as well as other pertinent information.

                          PACIFIC GLOBAL FUND DISTRIBUTORS, INC.
            [GRAPHIC]     206 NORTH JACKSON STREET, SUITE 301
                          GLENDALE, CALIFORNIA 91206

                                                                       pg101.898

Item 1.   Report to Shareholders (filed herewith).

Item 2.   Not applicable.

Item 3.   Not applicable.

Item 4.   Not applicable.

Item 5.   Not applicable.

Item 6.   (Reserved)

Item 7.   (Reserved)

Item 8.   Not applicable.

Item 9.   Controls and Procedures.

          (a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

Item 10.  Exhibits

          (a)(1) Not applicable.

          (a)(2) Certifications required by Item 10(a) of Form N-CSR and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

          (b) Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:      /s/ George A. Henning
         ---------------------
         George A. Henning
         Chairman, Pacific Advisors Fund Inc.

Date:    September 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ George A. Henning
         ---------------------
         George A. Henning
         Chief Executive Officer

Date:    September 2, 2003

By:      /s/ Barbara A. Henning
         ----------------------
         Barbara A. Henning
         Chief Financial Officer

Date:    September 2, 2003